Leases-Group as Lessee - Summary Of Right Of Use Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Total	¥ 54,337	¥ 46,279
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total	28,640
Data center, etc. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total	¥ 25,697